Lines of credit (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Available credit facility	€ 500.0	€ 500.0
Line of credit (Textual) [Abstract]
Revolving credit facility maturity year	2015
Minimum committed capital to net total assets ratio to be maintained Under Credit Facility	40.00%
Committed capital to net assets ratio under Credit facility	85.80%	87.70%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	500.0
Interest rate description	will bear interest at EURIBOR or LIBOR plus a margin that depends on our liquidity position
Amount outstanding under credit facility	€ 0	€ 0